Main Acquisitions of the Period (Details) € / shares in Units, € in Millions, $ in Millions				6 Months Ended		12 Months Ended
		Apr. 29, 2021 EUR (€)	Apr. 16, 2021	Jun. 30, 2021 EUR (€)	Jun. 30, 2020 EUR (€)	Dec. 31, 2020 EUR (€)	Apr. 09, 2021 EUR (€)	Apr. 09, 2021 USD ($)	Apr. 08, 2021 EUR (€)	Apr. 08, 2021 USD ($)	Nov. 02, 2020 € / shares shares
Disclosure of detailed information about business combination [line items]
Net cash flow on acquisition	[1]			€ 1,520	€ 2,360	€ 5,336
Kymab
Disclosure of detailed information about business combination [line items]
Cash transferred									€ 973	$ 1,100
Commitments related to potential milestone payments for projects under collaboration agreements | $										$ 350
Other intangible assets recognized at acquisition date									€ 956
Net cash flow on acquisition				922
Kiadis
Disclosure of detailed information about business combination [line items]
Other intangible assets recognized at acquisition date		€ 333
Net cash flow on acquisition				319
Number of shares included in public offer | shares											61,084,776
Purchase price (in euros per share) | € / shares											€ 5.45
Proportion of issued and outstanding share capital tendered			95.03%
Equity interest acquired		97.39%
Proportion of ownership interest in subsidiary to be held after statutory public buy-out procedure		100.00%
Tidal Therapeutics
Disclosure of detailed information about business combination [line items]
Cash transferred							€ 136	$ 160
Commitments related to potential milestone payments for projects under collaboration agreements | $								$ 310
Other intangible assets recognized at acquisition date							€ 130
Net cash flow on acquisition				€ 135

[1]	This line item includes payments made in respect of contingent consideration identified and recognized as a liability in business combinations.For the six months ended June 30, 2021, it includes the net cash outflow arising from the acquisitions of Kymab, Kiadis and Tidal (see Note B.1.).